Net gains (losses) from investment activities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments
Net realized (gains) losses on investments			$ (2,697)	$ 1,192	$ 226	$ 1,372
Unrealized gain/(loss) on investments			11,216	1,877	(8,449)	14,778
Asset Management
Investments
Net realized (gains) losses on investments	$ 299	$ 62	380	207
Unrealized gain/(loss) on investments	1,043	(34)	2,670	(1,293)
Credit releases (losses)	0	0	0	0
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Investments
Net realized (gains) losses on investments					338	82
Unrealized gain/(loss) on investments					(1,869)	(186)
Credit releases (losses)					0	0
Net gains (losses) from investment activities					(1,531)	(104)
Asset Management | Variable Interest Entity, Primary Beneficiary
Investments
Net realized (gains) losses on investments					0	(53)
Unrealized gain/(loss) on investments					0	544
Credit releases (losses)					0	0
Net gains (losses) from investment activities					0	(240)
Asset Management | Variable Interest Entity, Primary Beneficiary | Previously Reported
Investments
Net gains (losses) from investment activities						491
Asset Management | Consolidated Balance Including Variable Interest Entity
Investments
Net realized (gains) losses on investments					338	29
Unrealized gain/(loss) on investments					(1,869)	(373)
Credit releases (losses)					0	0
Net gains (losses) from investment activities					(1,531)	(344)
Asset Management | Equity securities
Investments
Net realized (gains) losses on investments	299	62	380	207	338	82
Unrealized gain/(loss) on investments	1,041	(315)	1,329	(1,314)	(1,573)	(271)
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	1,340	(253)	1,709	(1,107)	(1,235)	(189)
Asset Management | Debt obligation
Investments
Net realized (gains) losses on investments	0	0	0	0	0	0
Unrealized gain/(loss) on investments	0	281	1,339	21	(296)	85
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	0	281	1,339	21	(296)	85
Asset Management | Debt obligation | Variable Interest Entity, Primary Beneficiary
Investments
Net realized (gains) losses on investments					0	0
Unrealized gain/(loss) on investments					0	(731)
Credit releases (losses)					0	0
Net gains (losses) from investment activities					0	(731)
Asset Management | Corporate
Investments
Net realized (gains) losses on investments					0	(2,950)
Unrealized gain/(loss) on investments					0	0
Credit releases (losses)					0	0
Net gains (losses) from investment activities					0	(2,950)
Asset Management | Contingent value right
Investments
Net realized (gains) losses on investments					0	2,950
Unrealized gain/(loss) on investments					0	0
Credit releases (losses)					0	0
Net gains (losses) from investment activities					0	2,950
Asset Management | Derivative
Investments
Net realized (gains) losses on investments	0	0	0	0
Unrealized gain/(loss) on investments	2	0	2	0
Credit releases (losses)	0	0	0	0
Net gains (losses) from investment activities	2	0	2	0
Insurance Solutions
Investments
Unrealized gain/(loss) on investments					(9,651)	(3,265)
Net gains (losses) from investment activities						16,246
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Investments
Net realized (gains) losses on investments	(1,067)	(59)	(3,391)	34	(219)	233
Unrealized gain/(loss) on investments	4,264	6,479	12,116	5,179	(3,761)	16,835
Credit releases (losses)	578	(1,181)	360	(2,041)	(4,231)	(822)
Net gains (losses) from investment activities	3,775	5,239	9,085	3,172	(8,211)	16,246
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Investments
Net realized (gains) losses on investments	73	346	310	945	107	1,116
Unrealized gain/(loss) on investments	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	(1,332)	(631)	(1,884)	(1,059)	(3,070)	(1,187)
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Investments
Net realized (gains) losses on investments	(994)	287	(3,081)	979	(112)	1,349
Unrealized gain/(loss) on investments	2,859	5,502	9,922	3,175	(6,938)	14,532
Credit releases (losses)	578	(1,181)	360	(2,041)	(4,231)	(822)
Net gains (losses) from investment activities	2,443	4,608	7,201	2,113	(11,281)	15,059
Insurance Solutions | Equity securities
Investments
Net realized (gains) losses on investments	0	0	(246)	(3)	(3)	(133)
Unrealized gain/(loss) on investments	(24)	122	74	434	785	1,063
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	(24)	122	(172)	431	782	930
Insurance Solutions | U.S. state, territories and municipalities
Investments
Net realized (gains) losses on investments	0	0	(4)	(5)	(5)	(2)
Unrealized gain/(loss) on investments	13	7	75	36	(10)	77
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	13	7	71	31	(15)	75
Insurance Solutions | Other government and agency
Investments
Net realized (gains) losses on investments	0	0	0	0	0	0
Unrealized gain/(loss) on investments	208	183	205	143	(18)	8
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	208	183	205	143	(18)	8
Insurance Solutions | Corporate
Investments
Net realized (gains) losses on investments	(706)	0	(1,773)	0	(165)	1
Unrealized gain/(loss) on investments	3,645	6,589	5,881	2,491	(3,710)	6,723
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	2,939	6,589	4,108	2,491	(3,875)	6,724
Insurance Solutions | Asset and mortgage- backed securities
Investments
Net realized (gains) losses on investments	(361)	(222)	(613)	(142)	(158)	433
Unrealized gain/(loss) on investments	478	(156)	294	3,117	4,041	8,188
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	117	(378)	(319)	2,975	3,883	8,621
Insurance Solutions | Corporate loans
Investments
Net realized (gains) losses on investments	0	156	0	177	110	(84)
Unrealized gain/(loss) on investments	(96)	(276)	1,330	(996)	(594)	687
Credit releases (losses)	0	0	0	0	0	0
Net gains (losses) from investment activities	(96)	(120)	1,330	(819)	(484)	603
Insurance Solutions | Mortgage loans
Investments
Net realized (gains) losses on investments	0	0	0	0	0	4
Unrealized gain/(loss) on investments	0	0	0	0	0	(2)
Credit releases (losses)	544	(1,361)	260	(2,586)	(4,693)	(996)
Net gains (losses) from investment activities	544	(1,361)	260	(2,586)	(4,693)	(994)
Insurance Solutions | Financial Instrument, Other [Member]
Investments
Net realized (gains) losses on investments	0	7	(755)	7	2	14
Unrealized gain/(loss) on investments	40	10	4,257	(46)	(4,255)	91
Credit releases (losses)	34	180	100	545	462	174
Net gains (losses) from investment activities	$ 74	$ 197	$ 3,602	$ 506	$ (3,791)	$ 279